BARCLAYS GLOBAL INVESTORS FUNDS, INC.
                        (formerly MasterWorks Funds Inc.)
                      Registration Nos. 33-54126; 811-7332

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


         The undersigned hereby certifies on behalf of Barclays Global Investors Funds, Inc. (the "Company") that the Prospectuses and related Statement of Additional Information describing the Company's Institutional Money Market Fund, that would have been filed pursuant to 17 C.F.R. 230.497(c), do not differ from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 22 to the Company's Registration Statement on Form N-1A, the text of which was filed on July 30, 1999.

         IN WITNESS WHEREOF, the Company has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 2nd day of August, 1999.


Witness:                                BARCLAYS GLOBAL INVESTORS FUNDS, INC.


By:       /s/ Mike Nolte                By:  /s/ Richard H. Blank, Jr.
Name:     Mike Nolte                    Richard H. Blank, Jr.
Title:    Assistant Secretary           Chief Operating Officer,
                                        Secretary and Treasurer